Accounts Receivable, Net of Allowances - Summary of Accounts Receivable, Net of Allowances (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 230,060	$ 197,389
Others	453	4,048
Allowance for doubtful accounts	(2,065)	(3,164)
Accounts receivable, net of allowances	$ 228,448	$ 198,273